Fair Value Measurements Using Significant Unobservable Inputs (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Auction rate securities, Beginning balance	$ 2,697		$ 6,078
Recognized gains in income	928
Auction rate securities, Securities sold	(3,625)	(3,381)
Auction rate securities, Ending balance			$ 6,078